FAIR VALUE OF DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE OF DERIVATIVE LIABILITY
Summary of financial liabilities measured at fair value on a recurring basis

Fair Value at December 31, 2021
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability on convertible notes payable, related parties	$—	$—	$—	$—
Total liabilities	$—	$—	$—	$—

	Fair value at December 31, 2020
	Total	Level 1	Level 2	Level 3
Liabilities:
Derivative liability on convertible notes payable, related parties	$2,373,000	$—	$—	$2,373,000
Total liabilities	$2,373,000	$—	$—	$2,373,000

Summary of the changes in fair value of the derivative liabilities measured on a recurring basis using significant unobservable inputs (Level 3)

	2021	2020
Balance, beginning of year	$2,373,000	$2,214,000
Derivative liability on bridge notes payable and bridge notes payable, related parties	3,614,000	—
(Gain) loss included in earnings	(1,311,700)	159,000
Write off of derivative liabilities in connection with debt conversion	(4,675,300)	—
Balance, end of year	$—	$2,373,000